Note 4 - Loans (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans		$ 387,300	$ 418,400	$ 591,900
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 89,297
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 0	$ 0